7. ADVANCE, DEPOSIT AND INVESTMENT IN AKKERMAN FINLAND OY: Schedule of summarized financial information of AFOy (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Details
Summarized financial information of AFOy - Current assets	$ 13,595	$ 101,996
Summarized financial information of AFOy - Non-current assets	380,786	263,796
Summarized financial information of AFOy - Current liabilities	11,898	4,264
Summarized financial information of AFOy - Non-current liabilities	606,979	527,717
Summarized financial information of AFOy - Loss for the year	$ 56,264	$ 128,517